REVENUE	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

3. REVENUE

In the following table, Revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Main revenue streams
Commissions	$537,445	$338,574	$889,194	$537,826
Title	1,346	1,255	2,376	2,050
Mortgage Income	1,709	949	2,785	1,645
Wallet	247	—	373	—
Total Revenue	$540,747	$340,778	$894,728	$541,521

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED